ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 29, 2019	Christopher D. Labosky T +1 617 235 4732 F +1 617 235 9475 christopher.labosky@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:                          Baillie Gifford Funds (File No.  811-10145)

Ladies and Gentlemen:

On behalf of Baillie Gifford Funds (the “Trust”), we are today filing pursuant to Rule 8b-16 of the Investment Company Act of 1940, Amendment No. 65 (the “Amendment”), with exhibits, to the registration statement of the Trust (the “Registration Statement”) on Form N-1A.

The Amendment is being submitted in connection with the Trust’s annual update of its Registration Statement. Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (617) 235-4732 or to George B. Raine at (617) 951-7556.

Very truly yours,

/s/ Christopher D. Labosky

Christopher D. Labosky

Enclosures

cc:                              Gareth Griffiths

George B. Raine, Esq.